As filed with the Securities and Exchange Commission on January 29, 2007

                                     Investment Company Act File Number 811-2950


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                          Short Term Income Fund, Inc.
               (Exact name of registrant as specified in charter)
                                600 Fifth Avenue
                               New York, NY 10020
             (Address of principal executive offices)      (Zip code)



                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)



Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Item 1: Schedule of Investments



-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
NOVEMBER 30, 2006
(UNAUDITED)
===============================================================================


    Face                                                      Maturity            Value           Value
   Amount                                                       Date             Coupon(a)       (Note 1)
  --------                                                  --------------     --------------   -------------
Asset Backed Commercial Paper (12.33%)
-----------------------------------------------------------------------------------------------------------------------------------
$   21,000,000  ASAP Funding Inc.                             12/11/06              5.30%        $  20,969,200
    20,000,000  Chesham Finance, Limited                      12/01/06              5.32            20,000,000
    15,000,000  Greyhawk Funding, LLC                         03/19/07              5.38            14,764,200
    25,000,000  Lexington Parker Capital Company, LLC         01/05/07              5.30            24,872,153
    20,000,000  Lockhart Funding LLC                          01/19/07              5.31            19,856,539
    15,000,000  Lockhart Funding LLC                          12/14/06              5.32            14,971,481
--------------                                                                                   --------------
   116,000,000  Total Asset Backed Commercial Paper                                                115,433,573
--------------                                                                                   --------------
Commercial Paper (4.26%)
-----------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Fountain Square Commercial Funding Corp.      01/19/07              5.31%        $  14,892,608
    25,000,000  Winston-Salem, NC                             12/08/06              5.28            25,000,000
--------------                                                                                   --------------
    40,000,000  Total Commercial Paper                                                              39,892,608
--------------                                                                                   --------------
Domestic Certificates of Deposit (2.14%)
-----------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Wilmington Trust Company                      01/22/07              5.41%        $  20,000,000
--------------                                                                                   --------------
    20,000,000  Total Domestic Certificates of Deposit                                              20,000,000
--------------                                                                                   --------------
Eurodollar Certificates of Deposit (3.20%)
-----------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Societe Generale                              02/02/07              4.90%         $  30,000,500
--------------                                                                                    -------------
    30,000,000  Total Eurodollar Certificates of Deposit                                             30,000,500
--------------                                                                                    -------------
Floating Rate Securities (10.68%)
-----------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Bank of America Federal Funds Floater(b)      12/15/06              5.31%         $  30,000,000
    15,000,000  Bear Stearns Federal Funds Floater (c)        01/19/07              5.39             15,000,000
    15,000,000  General Electric Capital Corporation
                Extendible Monthly Securities (d)             10/17/07              5.45             15,000,000
    15,000,000  KBC Bank, N.V. (e)                            05/22/07              5.35             15,000,000
    15,000,000  Merrill Lynch & Co, Inc. (f)                  05/14/07              5.29             15,000,000
    10,000,000  Merrill Lynch & Co, Inc.
                Extendible Monthly Securities (g)             02/15/08              5.33             10,000,000
--------------                                                                                     -------------
   100,000,000  Total Floating Rate Securities                                                      100,000,000
--------------                                                                                     -------------
Foreign Commercial Paper (5.32%)
-----------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Anglo Irish Bank Corporation                  01/05/07              5.32%         $  29,846,292
    20,000,000  Caisse Centrale Desjardins du Quebec          12/14/06              5.34             19,961,939
--------------                                                                                    -------------
    50,000,000  Total Foreign Commercial Paper                                                       49,808,231
--------------                                                                                    -------------
Letter of Credit Commercial Paper (5.34%)
-----------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Dean Health System, Inc.
                LOC M & I Marshall & Ilsley Bank              12/12/06              1.76%         $  29,951,692
    20,000,000  ICICI Bank LTD
                LOC Fortis Bank, S.A./N.V.                    12/01/06              5.35             20,000,000
--------------                                                                                    -------------
    50,000,000  Total Letter of Credit Commercial Paper                                              49,951,692
--------------                                                                                    -------------
 Loan Participation (h)  (4.27%)
-----------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  AXA Equitable Life Insurance Company with
                JP Morgan Chase                                     03/21/07            5.34%      $  25,000,000
    15,000,000  Mt.Vernon Phenol(General Electric Co.)
                with JP Morgan Chase                                05/21/07            5.34          15,000,000
--------------                                                                                     -------------
    40,000,000  Total Loan Participation                                                              40,000,000
--------------                                                                                     -------------
Repurchase Agreement (3.63%)
-----------------------------------------------------------------------------------------------------------------------------------
$   34,000,000  Bank of America Securities, LLC,
                purchased on 11/30/06, repurchase proceeds at
                maturity $34,004,996(Collateralized by $35,272,206,
                GNMA, 0.000% to 5.615%,
                due 05/16/25 to 07/16/40, value $34,680,000)        12/01/06            5.29%      $  34,000,000
--------------                                                                                     -------------
    34,000,000  Total Repurchase Agreement                                                            34,000,000
--------------                                                                                     -------------
Time Deposit (2.46%)
-----------------------------------------------------------------------------------------------------------------------------------
$   23,000,000  Dresdner Bank AG                                    12/01/06            5.29%      $  23,000,000
--------------                                                                                     -------------
    23,000,000  Total Time Deposit                                                                    23,000,000
--------------                                                                                     -------------
U.S. Government Agency Medium Term Notes (6.94%)
-----------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Federal Home Loan Bank                              08/14/07            5.58%      $  10,000,000
    20,000,000  Federal Home Loan Mortgage Corporation              10/02/07            5.50          20,000,000
    30,000,000  Federal Home Loan Mortgage Corporation              02/09/07            4.76          30,000,000
     5,000,000  Federal Home Loan Mortgage Corporation              04/27/07            5.25           5,000,000
--------------                                                                                     -------------
    65,000,000  Total U. S. Government Agency Medium Term Notes                                       65,000,000
--------------                                                                                     -------------
Variable Rate Demand Instruments (18.58%) (i)
-----------------------------------------------------------------------------------------------------------------------------------
$    1,860,000  Ali Industries, Inc. Project
                LOC National City Bank                              07/01/10            5.41%      $   1,860,000
     5,500,000  Allegheny County, PA  IDA
                (Union Electric Steel Corporation)
                LOC PNC Bank, N.A.                                  11/01/27            5.33           5,500,000
     2,250,000  Alta Mira LLC, - Series 2004
                LOC M & I Marshall & Ilsley Bank                    11/01/34            5.45           2,250,000
     1,655,000  ARS Development Ltd. Project, - Series 2001
                LOC National City Bank                              09/01/21            5.41           1,655,000
     1,010,000  B & V Land Company, LLC
                LOC Huntington National Bank                        09/01/27            5.45           1,010,000
     5,705,000  Baldwin County Sewer Service, LLC - Series 2005
                LOC Amsouth Bank, N.A.                              05/01/25            5.43           5,705,000
     1,405,000  Bank of Kentucky PlaceTypeBuilding, LLC -Series 1999
                LOC US Bank, N.A.                                   12/01/19            5.39           1,405,000
     1,000,000  Bookstore Notes - Series 2004 - A
                LOC M & I Marshall & Ilsley Bank                    10/01/44            5.35           1,000,000
       475,000  Burgess & Niple Limited, - Series 1999
                LOC National City Bank                              09/01/14            5.36             475,000
       510,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project)
                LOC US Bank, N.A.                                   09/01/08            5.45             510,000
       520,000  Capital One Funding Corporation Floating Rate Option
                Notes - Series 1997D
                LOC JPMorgan Chase Bank, N.A.                       07/02/18            5.33             520,000
     5,000,000  City of Marion, IN EDRB
                (Dolgencorp, Inc Project) - Series 2005A
                LOC Key Bank, N.A.                                  02/01/35            5.37           5,000,000
     1,070,000  Community Limited Care Dialysis Center - Series 1997
                LOC Fifth Third Bank                                12/01/12            5.41           1,070,000
       590,000  Crownover Lumber Company - Series 1997A
                LOC Fifth Third Bank                                09/01/08            5.49             590,000
       310,000  Crownover Lumber Company - Series 1997B
                LOC Fifth Third Bank                                09/01/08            5.49             310,000
       300,000  Derby Fabricating LLC
                LOC Fifth Third Bank                                06/01/24            5.37             300,000
     2,670,000  Dickenson Press, Inc. - Series 1997
                LOC Huntington Natonal Bank                         01/01/27            5.45           2,670,000
     4,000,000  East Montgomery, AL Health Facilities - Series 2006A
                LOC First Commercial                                11/01/33            5.40           4,000,000
     4,947,602  Federal Home Loan Mortgage Corporation
                Class A  Certificates - Series M006                 10/15/45            5.35           4,947,602
     1,300,000  Gesmundo & Associates, Inc. Loan Program Notes
                LOC National City Bank                              08/15/27            5.32           1,300,000
       885,000  Graves Lumber Co. Project - Series 2000
                LOC Federal Home Loan Bank of Cincinnati            11/01/10            5.46             885,000
     1,156,500  HCS & DJS Leasing - Series 2004
                LOC Fifth Third Bank                                06/01/34            5.37           1,156,500
     2,410,000  Holland - Sheltar Aviation Funding, LLC
                Series 2005 - B4
                LOC Mellon Bank, N.A.                               05/01/35            5.34           2,410,000
     3,535,000  Hunter's Square, Inc. Project - Series 1998
                LOC National City Bank                              10/01/16            5.36           3,535,000
    8,200,000   Lexington Financial Services, LLC
                Health Care RB - Series 2001
                LOC LaSalle Bank, N.A.                              02/01/26            5.39           8,200,000
       890,000  Lincoln Parkway LLC
                LOC Fifth Third Bank                                06/01/44            5.37             890,000
     1,445,000  LKWP Investments, LLC - Series 1997
                LOC placeCityHuntington National Bank               03/01/27            5.45           1,445,000
       525,000  Machining Center  Inc. - Series 1997
                LOC Comerica Bank                                   10/01/27            5.45             525,000
       425,000  Madison, StateWI Community Development Authority
                (Block 90 Parking Ramp)
                LOC US Bank, N.A.                                   10/01/08            5.45             425,000
     3,460,000  Maryland Health & Higher Educational Facilities
                Authority (Glen Meadows Retirement Community)
                Series 1999B
                LOC Wachovia Bank, N.A.                             07/01/29            5.32           3,460,000
       300,000  Maximum Principle Amount Limited Partnership
                (Riverview Medical Office Building) - Series 1997
                LOC National City Bank                              11/01/17            5.36             300,000
     1,000,000  Miami Valley Realty Associates - Series 1997
                LOC Key Bank, N.A.                                  06/01/12            5.41           1,000,000
     3,500,000  Mississippi Business Finance Corporation
                (Attala Steel Industries,LLC Project) - Series 2005
                LOC Federal Home Loan Bank of Dallas                07/01/20            5.35           3,500,000
     2,935,000  Mobile Airport Authority RB - Series 1999
                LOC Regions Bank                                    10/01/24            5.32           2,935,000
    13,385,000  Mobile, AL Springhill Medical Clinic Board RB
                (Springhill Medical Complex)
                LOC Amsouth Bank, N.A.                              06/01/20            5.35          13,385,000
       920,000  Mount Carmel East Professional Building
                Series 1994A
                LOC National City Bank                              01/01/14            5.36             920,000
     1,135,000  MCMC POB ll (Mount Carmel Partnership Project)
                Series 1994
                LOC placeCityNational City Bank                     08/01/14            5.36           1,135,000
     3,145,000  Mount Ontario Holdings LLC  - Series 2001 (j)
                LOC US Bank, N.A.                                   04/01/21            5.35           3,145,000
     5,000,000  New Jersey EDA Thermal Energy Facilities RB
                (Marina Energy LLC - 2001 Project) - Series B
                LOC Wachovia Bank, N.A.                             09/01/21            5.32           5,000,000
     6,200,000  Newport, KY Industrial Building RB
                (Aquarium Holdings of Northern Kentucky, LLC Project)
                LOC Fifth Third Bank                                12/01/08            5.37           6,200,000
     1,000,000  North Coast Quarry Ltd.
                LOC Fifth Third Bank                                07/01/31            5.37           1,000,000
     2,220,000  Ohio State Water Development Authority RB
                (Independence Excavating, Inc. Project)
                LOC CityplaceNational City Bank                     12/01/09            5.36           2,220,000
     2,725,000  Ordeal Properties LLC - Series 1997
                LOC Key Bank, N.A.                                  10/01/12            5.37           2,725,000
     1,500,000  Pennsylvania EDFA
                (West 914 Inc. Project) - Series 1991A1
                LOC PNC Bank, N.A. Inc.                             05/01/21            5.33           1,500,000
     3,545,000  PRD Financial LLC  - Series 1997
                LOC National City Bank                              04/01/27            5.32           3,545,000
     4,000,000  Prevea Clinic, Inc. - Series 2004 - A
                LOC Wells Fargo Bank, N.A.                          12/01/34            5.33           4,000,000
     4,600,000  Rochester Institute of Technology,NY - Series2004A  11/01/21            5.45           4,600,000
     1,475,000  Sacramento County Housing Authority, CA
                (Hidden Oaks Apartments) - Series 1999E
                Guaranteed by Federal National Mortgage Association 05/15/29            5.40           1,475,000
    10,000,000  Sea Island Company & Sea Island Coastal
                Properties LLC - Series 2003B
                LOC Columbus Bank & Trust Company                   04/01/23            5.40          10,000,000
     2,680,000  Shelburne Realty & Troy Realty, Ltd.
                LLC - Series 1996
                LOC placeCityNational City Bank                     04/01/17            5.36           2,680,000
    12,505,000  Southwestern Group Limited Project - Series 2001
                LOC US Bank, N.A.                                   07/01/21            5.34          12,505,000
     5,600,000  St. Johns County IDA  First Mortgage RB
                (Presbyterian Retirement Communities Project)
                Series 2004B
                LOC Allied Irish Bank                               08/01/34            5.42           5,600,000
     2,835,000  St. Ann's Medical Office Building II Limited
                Partnership - Series 1998
                LOC National City Bank                              11/01/19            5.36           2,835,000
     5,934,000  Stonegate Partners I, LLC
                (Stonegate Partners Project) - Series 2002
                LOC US Bank, N.A.                                   06/01/34            5.36           5,934,000
     4,255,000  Tom Richards, Inc.
                (Process Technology Project) - Series 2001
                LOC Federal Home Loan Bank of Cincinnati            12/01/16            5.36           4,255,000
     3,000,000  Tri-Park Villas Notes - Series 2004 - A
                LOC M & I Marshall & Ilsley Bank                    10/01/44            5.35           3,000,000
     1,300,000  UAI Technologies, Inc. - Series 1998
                LOC Wachovia Bank, N.A.                             05/01/18            5.42           1,300,000
       865,000  Valley City Linen Co., - Series 1997
                LOC Huntington National Bank                        02/01/27            5.45             865,000
     1,375,000  Washington State HFC MHRB
                (The Vintage at Richland Senior Living Project)
                Series 2004B
                Guaranteed by Federal National Mortgage Association 01/15/38            5.36           1,375,000
--------------                                                                                     -------------
   173,943,102  Total Variable Rate Demand Instruments                                               173,943,102
--------------                                                                                     -------------
Yankee Certificates of Deposit (20.30%)
-----------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Banque Nationale de Paris                           02/08/07            5.42%      $  10,000,000
    15,000,000  Canadian Imperial Bank of Commerce (k)              02/12/07            5.34          15,000,000
    25,000,000  Credit Suisse AG                                    01/04/07            5.31          25,000,000
    15,000,000  Deutsche Zentral Genossenschafts Bank               01/05/07            5.32          15,000,000
    25,000,000  Deutsche Zentral Genossenschafts Bank               01/05/07            5.32          25,000,000
    20,000,000  Royal Bank of Canada                                11/09/07            5.40          20,000,000
    30,000,000  Standard Chartered Bank PLC                         12/15/06            5.30          30,000,000
    25,000,000  Toronto-Dominion Bank                               02/21/07            5.62          25,000,000
    25,000,000  Union Bank of Switzerland                           01/05/07            5.30          25,000,000
--------------                                                                                     -------------
   190,000,000  Total Yankee Certificates of Deposit                                                 190,000,000
--------------                                                                                     -------------

                Total Investments (99.45%)                                                           931,029,706
                Cash and Other Assets, Net of Liabilities (0.55%)                                      5,136,119
                                                                                                   -------------
                Net Assets (100.00%)                                                               $ 936,165,825
                                                                                                   =============
                Net Asset Value, offering and redemption price per share:
                Class A shares            434,692,629 shares outstanding                           $        1.00
                                                                                                   =============
                Class B shares            312,050,746 shares outstanding                           $        1.00
                                                                                                   =============
                First Southwest shares    189,423,565 shares outstanding                           $        1.00
                                                                                                   =============
FOOTNOTES:
  (Note 1) Valuation of Securities -
Investments  are valued at  amortized  cost.  Under  this  valuation  method,  a portfolio  instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.  The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive  payment of the  principal  amount or the period remaining until the next interest rate adjustment.

(a) The interest rate shown reflects the security's current coupon, unless yield is available.

(b)  The interest rate changes daily based upon Federal Funds Target plus 0.06%.

(c)  The interest rate changes daily based upon Federal Funds Open plus 0.08%.

(d)  The interest rate changes monthly based upon one month LIBOR plus 0.125%.

(e)  The interest rate is adjusted monthly based upon one month LIBOR plus .10%.

(f)  The interest rate is adjusted monthly based upon one month LIBOR minus .03%.

(g)  The interest rate is adjusted monthly based upon one month LIBOR minus 0.02%.

(h)  The interest rate is adjusted monthly based upon one month LIBOR plus .02%.

(i) Unless otherwise noted securities payable on demand at par including accrued interest (with seven days notice). Interest is adjusted weekly.

(j) Securities payable on demand at par including accrued interest (with one-day notice). Interest is adjusted daily.

(k)  The interest rate changes daily based upon Federal Funds Target plus 0.09%.

KEY:
EDA      =    Economic Development Authority                HFC      =   Housing Finance Commission
EDFA     =    Economic Development Finance Authority        LOC      =   Letter of Credit
EDRB     =    Economic Development Revenue Bond             MHRB     =   Multi - Family Housing Revenue Bond
GNMA     =    Government National Mortgage Association      RB       =   Revenue Bond
IDA      =    Industrial Development Authority

-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
NOVEMBER 30, 2006
(UNAUDITED)
===================================================================================================================================
     Face                                                           Maturity         Current          Value
    Amount                                                            Date           Yield (a)       (Note 1)
-----------                                                       ------------     ------------     -----------
Repurchase Agreements (55.06%)
-----------------------------------------------------------------------------------------------------------------------------------
$  125,000,000  Annaly Mortgage Management, Inc., purchased on      11/30/06,
                repurchase proceeds at maturity $125,018,403
                (Collateralized by $279,759,277, GNMA,
                5.000% to 6.000%,
                due 05/17/31 to 03/20/34, value $127,500,000)       12/01/06            5.30%      $ 125,000,000
    15,000,000  Bank of America Securities, LLC,
                purchased on11/30/06,
                repurchase proceeds at maturity $15,002,204
               (Collateralized by $15,410,058, GNMA,
                4.815% to 5.500%,
                due 02/16/30 to 10/20/36, value $15,300,001)        12/01/06            5.29          15,000,000
    20,000,000  Bear, Stearns & Co., purchased on 11/30/06,
                repurchase proceeds at maturity $20,002,939
                (Collateralized by $20,130,000, GNMA,
                6.000%,  due 10/15/36, value $20,404,457)           12/01/06            5.29          20,000,000
   115,000,000  UBS Securities, LLC, purchased on 11/30/06,
                repurchase proceeds at maturity $115,016,899
                (Collateralized by $495,543,950,
                GNMA, 4.500% to 13.000%,
                due 06/15/08 to 11/15/36, value $117,302,833)       12/01/06            5.29         115,000,000
   275,000,000  Total Repurchase Agreements                                                          275,000,000

U.S. Government Obligations (44.96%)
-----------------------------------------------------------------------------------------------------------------------------------
$  190,000,000  U.S. Treasury Bill                                  12/07/06            5.05%      $ 189,840,083
    20,000,000  U.S. Treasury Note, 3.125%                          05/15/07            5.02          19,835,081
    15,000,000  U.S. Treasury Note, 3.125%                          05/15/07            5.06          14,873,452
--------------                                                                                     -------------
   225,000,000  Total U.S. Government Obligations                                                    224,548,616
--------------                                                                                     -------------
                Total Investments (100.02%)                                                          499,548,616
                Liabilities in excess of cash and other Assets (-0.02%)                                (101,033)
                                                                                                   -------------
                Net Assets (100.00%)                                                               $ 499,447,583
                                                                                                   =============
                Net Asset Value, offering and redemption price per share:
                Class A Shares, 264,659,630 shares outstanding                                     $        1.00
                                                                                                   =============
                Class B Shares, 234,787,952 shares outstanding                                     $        1.00
                                                                                                   =============

                + Aggregate cost for federal income tax purposes is identical.

KEY:
  (Note 1) Valuation of Securities -
Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.
 GNMA   =  Government National Mortgage Association


(a)     The interest rate shown reflects the securities current yield;
        Coupon rate for Treasury Securities is shown withing the description.

Item 2:    Controls and Procedures


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Short Term Income Fund, Inc.


By (Signature and Title)*               /s/Rosanne Holtzer
                                           Rosanne Holtzer
                                           Secretary


Date: January 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/Steven W. Duff
                                           Steven W. Duff
                                           President



Date:  January 29, 2007



By (Signature and Title)*               /s/Anthony Pace
                                           Anthony Pace
                                           Treasurer



Date:  January 29, 2007


* Print the name and title of each signing officer under his or her signature.